Segment reporting (Tables)	3 Months Ended
Mar. 31, 2023
Disclosure of operating segments [abstract]
Schedule of geographical areas
The following is a summary of the Company’s geographical information:

	Canada¹	United States	Germany	Other	Total
Revenues
Three months ended March 31, 2023	$(0.5)	$4.1	$—	$—	$3.6
Three months ended March 31, 2022	2.2	5.8	—	—	8.0

Non-current assets
As at March 31, 2023	$45.4	$282.1	$18.5	$2.7	$348.7
As of December 31, 2022	38.1	213.0	11.6	2.7	265.4
¹The decrease in cobalt and nickel prices over the three months ended March 31, 2023 has resulted in fair value adjustment losses which exceed the new product sales revenue recognized in the period.